SHARE-BASED COMPENSATION - Share-Based Compensation Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Commercial agreements with suppliers	€ 4,563	€ 4,688	€ 2,206
Total share-based compensation expense	29,939	20,860	13,895
Unrecognized share-based compensation expense	12,954	16,069	11,082
Equity Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	15,154	16,172	11,689
Broad-Based Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 10,222	€ 0	€ 0